Shareholders' equity - Share Capital - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Apr. 01, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about business combination [line items]
Common shares issued for options exercised (in shares)				11,024	66,340
Common shares issued for options exercised				$ 44	$ 532
Charge from contributed surplus to share capital				$ 23	$ 267
Number of shares outstanding (in shares)			21,439,632	33,038,367	21,439,632	19,021,642
Number of common shares purchased (in shares)			5,500	103,122	0
Purchase of common shares, average price per share				$ 5.42
Total consideration				$ 559
Number of common shares settled and cancelled (in shares)				103,122
Reduction of issued capital				$ 605	$ 0
within 12 months
Disclosure of detailed information about business combination [line items]
Percentage of total number of shares outstanding			5.00%
Number of shares outstanding (in shares)			21,439,632		21,439,632
within 12 months | Maximum
Disclosure of detailed information about business combination [line items]
Number of shares purchased (in shares)			1,071,981
StarBlue
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)		3,018,685		12,695,599
Consideration issued as shares		$ 66,873
Common shares issued for transaction cost payment (in shares)	12,695,599	18,456
Common shares issued for transaction cost payment	$ 192,102	$ 330